U.S. SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM 24F-2 Annual Notice of Securities Sold Pursuant to Rule 24f-2

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Read instructions at end of Form before preparing Form.
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1.		Name and address of issuer:
Farmers Variable Life Separate Account A
3003 77th Avenue, S.E.
Mercer Island, WA 98040
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2.	Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Individual flexible premium variable life insurance policies
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3.		Investment Company Act File Number:	811-09507*
		Securities Act File Number:	333-149540
* Note: The total filing fee, if any, is being paid on the filing for 333-84023, filed on March 13, 2009,
Accession Number: 0001089913-09-000013.
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4(a).	Last day of fiscal year for which this Form is filed: December 31, 2008
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4(b).	o	Check box if this From is being filed late (i.e., more than 90 calendar days after the end of the issuer s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).	o	Check box if this is the last time the issuer will be filing this Form.
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5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the		$ 462,305
fiscal year pursuant to section 24(f):
	(ii)	Aggregate price of securities redeemed or	$ 66,421
repurchased during the fiscal year:
	(iii)	Aggregate price of shares redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable	$ 0
to the Commission:
	(iv)	Total available redemption credits [add items 5(ii)
		and 5(iii)]:		$ 66,421
	(v)	Net sales -- if Item 5(i) is greater than Item 5(iv)		$ 395,884
[subtract Item 5(iv) from Item 5(i)]:
	(vi)	Redemption credits available for use in future	$ 0
years -- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:
	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		x	.00003930
	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0 if no fee is due):		=	$ 15.56
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6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,
1997, then report the amount of securities (number of shares or other units) deducted here:
	0	. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use
	by the issuer in future fiscal years, then state that number here:		0	.
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7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer s fiscal year
(see Instruction D):
+$ 0
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8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
= $15.56 *
* Note: The total filing fee, if any, is being paid on the filing for 333-84023, filed on March 13, 2009,
Accession Number 0001089913-09-000013.
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9. Date the registration fee and any interest payment was sent to the Commission s lockbox depository: March 10, 2009
Method of Delivery:
Þ Wire Transfer
o Mail or other means
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

/s/ Brian F. Kreger
By (Signature and Title)*
Brian F. Kreger
Vice President, General Counsel, and Secretary

Date March 13, 2009

*Please print the name and title of the signing officer below the signature.

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